Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	108 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
C000163811
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	3.89%	1.70%	4.83%
C000163813
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Without Sales Load [Member] | C000163811
Average Annual Return [Line Items]
Average Annual Return, Percent	9.63%	2.80%	5.46%
Without Sales Load [Member] | C000163813
Average Annual Return [Line Items]
Average Annual Return, Percent	9.86%	3.04%	5.71%
EATON VANCE Index: MSCI EAFE
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	11.88%	5.88%	6.35%
EATON VANCE Index: MSCI EAFE
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	11.88%	5.88%	6.35%
EATON VANCE Index: MSCI World ex USA Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Small Cap Index
Average Annual Return, Percent	13.07%	4.35%	6.06%
EATON VANCE Index: MSCI World ex USA Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Small Cap Index
Average Annual Return, Percent	13.07%	4.35%	6.06%